Compass EMP Funds Trust

Compass EMP Multi-Asset Balanced Fund

Compass EMP Multi-Asset Growth Fund

Compass EMP Alternative Strategies Fund

Incorporated herein by reference is the definitive version of the supplement for Compass EMP Multi-Asset Balanced Fund, Compass EMP Multi-Asset Growth Fund and Compass EMP Alternative Strategies Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 4, 2015 (SEC Accession No. 0001580642-15-001993).